KEELEY SMALL CAP VALUE FUND, INC.
401 SOUTH LASALLE STREET
SUITE 1201
CHICAGO, IL 60605

August 17, 2007

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

Keeley Small Cap Value Fund, Inc.
1933 Act Registration No. 33-63562
1940 Act Registration No. 811-7760

     In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Keeley Small Cap Value Fund, Inc. (the “Corporation”) certifies that:

a.	the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Corporation’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Corporation’s registration statement was filed with the Commission via EDGAR on August 14, 2007.

Very truly yours,

KEELEY SMALL CAP VALUE FUND, INC.

By:	/s/ John L. Keeley, Jr.
John L. Keeley, Jr.
President